(8) Net Loss Per Common Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	June 30, 2013	June 30, 2012
Conversion of debt and accrued interest	3,846,758	416,667
Conversion of Series D Preferred stock	14,040	1,463,490
Exercise of outstanding common stock options and warrants	437,432	365,961
Exercise and conversion of outstanding Series D Preferred
stock warrants	162,000	162,000
Total common stock equivalents	4,460,230	2,408,118